Noncontrolling Interest In Equity Subsidiaries (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Noncontrolling Interest [Line Items]
Verizon Wireless	$ 55,465	$ 51,492
Wireless partnerships and other	1,115	884
Total noncontrolling interest	$ 56,580	$ 52,376